IFRS 7 Disclosure - Liquidity and Funding Risk - Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	$ 1,011,885	$ 886,005
Acceptances	18,618	18,091
Obligations related to securities sold short	29,285	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	274,231	226,586
Other liabilities	69,831	58,137
Lease liabilities	5,357	49
Subordinated debentures	9,867	9,815
Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	1,010,795	885,869
Acceptances	18,618	18,091
Obligations related to securities sold short	29,121	35,125
Obligations related to assets sold under repurchase agreements and securities loaned	274,231	226,573
Other liabilities	47,104	41,753
Lease liabilities	5,357
Subordinated debentures	9,867	9,815
Financial liabilities	1,395,093	1,217,226
Off-balance sheet items	300,096	286,959
Total financial liabilities and off-balance sheet items	1,695,189	1,504,185
Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	17,141	16,608
Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	716	6,175
Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	282,239	264,176
On demand [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	510,849	406,042
Acceptances	9
Obligations related to assets sold under repurchase agreements and securities loaned	8,315	5,977
Other liabilities	199	617
Financial liabilities	519,372	412,636
Off-balance sheet items	256,353	242,629
Total financial liabilities and off-balance sheet items	775,725	655,265
On demand [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	17,141	16,608
On demand [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	239,212	226,021
Under 1 year [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	852,734	719,933
Acceptances	18,618	18,091
Obligations related to securities sold short	26,754	32,668
Obligations related to assets sold under repurchase agreements and securities loaned	269,260	226,582
Other liabilities	48,844	41,612
Subordinated debentures		1,999
Under 1 year [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	343,201	315,398
Acceptances	18,609	18,091
Obligations related to securities sold short	29,121	35,125
Obligations related to assets sold under repurchase agreements and securities loaned	260,945	220,592
Other liabilities	37,681	31,794
Lease liabilities	633
Financial liabilities	690,190	621,000
Off-balance sheet items	43,106	38,953
Total financial liabilities and off-balance sheet items	733,296	659,953
Under 1 year [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	81	805
Under 1 year [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	43,025	38,148
1 to 2 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	33,168	50,218
Obligations related to assets sold under repurchase agreements and securities loaned	4,971	4
Other liabilities	188	190
Lease liabilities	604
Subordinated debentures	205
Financial liabilities	39,136	50,412
Off-balance sheet items	84	725
Total financial liabilities and off-balance sheet items	39,220	51,137
1 to 2 years [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	82	719
1 to 2 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	2	6
2 years to 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	91,871	83,651
Other liabilities	358	640
Lease liabilities	1,545
Subordinated debentures	110	316
Financial liabilities	93,884	84,607
Off-balance sheet items	209	1,620
Total financial liabilities and off-balance sheet items	94,093	86,227
2 years to 5 years [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	209	1,619
2 years to 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items		1
Over 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	31,706	30,560
Other liabilities	8,678	8,512
Lease liabilities	2,575
Subordinated debentures	9,552	9,499
Financial liabilities	52,511	48,571
Off-balance sheet items	344	3,032
Total financial liabilities and off-balance sheet items	52,855	51,603
Over 5 years [member] | Undiscounted basis [member] | Lease commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	$ 344	$ 3,032